CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (345,197)	$ 4,735	$ 7,353
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	117,288	128,001	127,593
Non-cash interest expense	2,496	0	0
Provision for (benefit from) deferred income taxes	(56,339)	2,542	5,007
Stock-based compensation expense	7,441	0	0
Impairment of long-lived assets and goodwill	291,870	13,000	1,000
Loss on sale of hospitals, net	2,150	0	0
Changes in reserves for self-insurance claims, net of payments	27,994	0	0
Changes in reserves for legal, professional and settlement costs, net of payments	3,651	0	0
Other non-cash expense (income), net	(575)	380	495
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Patient accounts receivable, net	10,205	(16,639)	(38,744)
Due from and due to third-party payors, net	7,005	(18,198)	(47,626)
Inventories, prepaid expenses and other current assets	1,457	8,000	(7,194)
Accounts payable and accrued liabilities	20,760	(78,944)	3,422
Long-term assets and liabilities, net	(9,120)	12	(8,262)
Net cash provided by operating activities	81,086	42,889	43,044
Cash flows from investing activities:
Capital expenditures for property and equipment	(79,920)	(59,455)	(69,066)
Capital expenditures for software	(7,269)	(8,845)	(61,054)
Acquisitions, net of cash acquired	(785)	(8,019)	(141,994)
Proceeds from the sale of hospitals	13,746	0	0
Proceeds from asset sales	1,082	3,114	258
Other investing activities	0	(5,387)	(242)
Net cash used in investing activities	(73,146)	(78,592)	(272,098)
Cash flows from financing activities:
Borrowings of long-term debt	1,256,281	372	110
Repayments of long-term debt	(15,222)	(1,563)	(1,631)
Increase in Due to Parent, net	24,796	262,775	111,686
Increase (decrease) in receivables facility, net	0	(224,774)	122,064
Payments of debt issuance costs	(29,146)	0	0
Cash paid to Parent related to the Spin-off	(1,217,336)	0	0
Cancellation of restricted stock awards for payroll tax withholdings on vested shares	(13)	0	0
Cash distributions to noncontrolling investors	(2,850)	(1,623)	(1,489)
Purchases of shares from noncontrolling investors	(101)	(937)	0
Net cash provided by financing activities	16,409	34,250	230,740
Net change in cash and cash equivalents	24,349	(1,453)	1,686
Cash and cash equivalents at beginning of period	1,106	2,559	873
Cash and cash equivalents at end of period	25,455	1,106	2,559
Supplemental cash flow information:
Interest payments, net	90,909	98,290	92,926
Income tax payments, net of refunds (after the Spin-off)	0	0	0
Non-cash purchases of property and equipment under capital lease obligations	$ 6,579	$ 15,488	$ 2,407